Amounts segregated for users (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Amounts segregated for users	[1]	$ 6	$ 9	$ 42

[1]	Restricted cash has been renamed to Amounts segregated for users.